Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2023
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

y Accounting Policy
As far as the obligation for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	4,205	546	4,751	3,632	426	4,058
/ Other non-financial liabilities	5,648	698	6,346	4,818	705	5,523
Other employee-related liabilities as % of / Other non-financial liabilities	74	78	75	75	60	73

Other employee-related liabilities mainly relate to obligations from bonuses and sales commissions, outstanding vacation, time credits accumulated in the working time account, employee-related social security expenses, severance payments outside restructuring programs, and jubilee expenses.